Consolidated Statements of Changes in Equity - CAD ($)	Issued capital [member]	Reserve of share-based payments [member]	Warrants [member]	Total reserves [member]	Retained earnings [member]	Total
Balance (in shares) at Dec. 31, 2016	86,165,443
Balance at Dec. 31, 2016	$ 95,290,220	$ 13,040,593	$ 511,508	$ 13,552,101	$ (63,621,131)	$ 45,221,190
Statement Line Items [Line Items]
Share-based payments		2,693,070		2,693,070		2,693,070
Private placements, net (in shares)	12,377,207
Private placements, net	$ 18,934,727					18,934,727
Finders' warrants issued pursuant to private placement			180,691	180,691		180,691
Shares issued for cash on exercise of finders’ warrants (in shares)	30,472
Shares issued for cash on exercise of finders’ warrants	$ 43,205					43,205
Fair value of finders’ warrants transferred to share capital	$ 12,797		(12,797)	(12,797)
Shares issued for cash on exercise of warrants (in shares)	1,986,667
Shares issued for cash on exercise of warrants	$ 1,986,667					1,986,667
Shares issued for cash on exercise of stock options (in shares)	1,107,000
Shares issued for cash on exercise of stock options	$ 1,105,290					1,105,290
Fair value of cash stock options transferred to share capital	$ 496,859	(496,859)		(496,859)
Shares issued on cashless exercise of stock options (in shares)	532,836
Shares issued on cashless exercise of stock options
Shares issuance cost on cashless exercise of options	(203,232)					(203,232)
Fair value of cashless stock options transferred to share capital	387,930	(387,930)		(387,930)
Total comprehensive loss for the year					(5,231,295)	(5,231,295)
Balance (in shares) at Dec. 31, 2017	102,199,625
Balance at Dec. 31, 2017	$ 118,054,463	14,848,874	679,402	15,528,276	(68,852,426)	64,730,313
Statement Line Items [Line Items]
Share-based payments		1,308,740		1,308,740		1,308,740
Private placements, net (in shares)	9,440,000
Private placements, net	$ 8,838,441					8,838,441
Finders' warrants issued pursuant to private placement	(36,566)		36,566	36,566
Fair value of finders’ warrants transferred to share capital
Shares issued for cash on exercise of stock options (in shares)	23,000
Shares issued for cash on exercise of stock options	$ 16,560					16,560
Fair value of cash stock options transferred to share capital	$ 6,670	(6,670)		(6,670)
Shares issued on cashless exercise of stock options (in shares)	64,094
Shares issued on cashless exercise of stock options
Shares issuance cost on cashless exercise of options	(17,282)					(17,282)
Fair value of cashless stock options transferred to share capital	160,080	(160,080)		(160,080)
Total comprehensive loss for the year					(3,511,667)	(3,511,667)
Balance (in shares) at Dec. 31, 2018	111,726,719
Balance at Dec. 31, 2018	$ 127,022,366	15,990,864	715,968	16,706,832	(72,364,093)	71,365,105
Statement Line Items [Line Items]
Share-based payments		933,120		933,120		933,120
Fair value of finders’ warrants transferred to share capital
Fair value of cashless stock options transferred to share capital
Total comprehensive loss for the year					(3,763,075)	(3,763,075)
Fair value of warrants issued for arrangement fee on gold loan payable		50,000		50,000		50,000
Balance (in shares) at Dec. 31, 2019	111,726,719
Balance at Dec. 31, 2019	$ 127,022,366	$ 16,973,984	$ 715,968	$ 17,689,952	$ (76,127,168)	$ 68,585,150